Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 3,830	$ 5,744
Reverse repurchase agreements Gross Recognized Assets	359	377
Securities borrowed Gross Recognized Assets	1,868	1,716
Total Gross Recognized Assets	6,057	7,837
Derivative assets Gross amounts assets offset in consolidated balance sheet	(1,609)	(1,874)
Total Gross amounts assets offset in consolidated balance sheet	(1,609)	(1,874)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	2,221	3,870
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	359	377
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	1,868	1,716
Total Net Amounts Presented in the Consolidated Balance Sheet	4,448	5,963
Derivative assets Gross financial instrument asset amounts not offset in consolidated balance sheet	(142)	(109)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(249)	(262)
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(391)	(371)
Derivative assets Gross collateral received amounts not offset in consolidated balance sheet	(106)	(287)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(110)	(115)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(1,818)	(1,670)
Total Gross collateral received amounts not offset in consolidated balance sheet	(2,034)	(2,072)
Derivative assets Net Amount	1,973	3,474
Securities borrowed Net Amount	50	46
Total Net Amount Assets	$ 2,023	$ 3,520